Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	The Glenmede Fund, Inc.
Entity Central Index Key	0000835663
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000017534
Shareholder Report [Line Items]
Fund Name	Glenmede Disciplined U.S. Equity Portfolio
Class Name	Advisor Class
Trading Symbol	GTLOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Glenmede Disciplined U.S. Equity Portfolio - Advisor Class (GTLOX) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.glenmedeim.com/funds/. You can also request this information by contacting us at 1-800-442-8299.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-442-8299
Additional Information Website	www.glenmedeim.com/funds/
Expenses [Text Block]

What were the Portfolio costs for the past period?

Semi-Annual Portfolio Operating Expenses (based on a hypothetical $10,000 investment)

Ticker	Costs of a hypothetical $10,000 investment	Costs paid as a percentage of a $10,000 investment
GTLOX	$42	0.86%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.86%	[1]
Material Change Date	Apr. 30, 2025
AssetsNet	$ 475,343,449
Holdings Count | Holding	95
Advisory Fees Paid, Amount	$ 1,609,574
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics (as of 4/30/2025)

PORTFOLIO STATISTICS	Fund Stats
Total Net Assets ("TNA")	$475,343,449
# of Portfolio Holdings	95
Portfolio Turnover Rate	25%
Total Advisory Fees Paid	$1,609,574

Holdings [Text Block]

Top 10 Industries (% of TNA as of 4/30/2025)

Value	Value
Software	8.5%
Semiconductors & Semiconductor Equipment	8.1%
Financial Services	5.5%
Media	4.8%
Communications Equipment	4.7%
Biotechnology	4.3%
IT Services	4.2%
Health Care Providers & Services	4.2%
Interactive Media & Services	3.4%
Banks	3.4%

Largest Holdings [Text Block]

Top 10 Holdings (% of TNA as of 4/30/2025)

Corpay, Inc.	1.9%
Dropbox, Inc., Class A	1.9%
eBay, Inc.	1.9%
CME Group, Inc.	1.9%
CRH PLC	1.9%
Alphabet, Inc., Class A	1.9%
Fox Corp., Class A	1.8%
Comcast Corp., Class A	1.8%
F5, Inc.	1.8%
Zoom Communications, Inc.	1.8%

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes of the Portfolio during the period ended April 30, 2025.

Effective February 28, 2025, the Portfolio's name has been changed from the "Glenmede Quantitative U.S. Large Cap Core Equity Portfolio" to the "Glenmede Disciplined U.S. Equity Portfolio." No other material changes to the Portfolio have occurred.

Material Fund Change Name [Text Block]

Effective February 28, 2025, the Portfolio's name has been changed from the "Glenmede Quantitative U.S. Large Cap Core Equity Portfolio" to the "Glenmede Disciplined U.S. Equity Portfolio." No other material changes to the Portfolio have occurred.

Summary of Change Legend [Text Block]	This is a summary of certain changes of the Portfolio during the period ended
C000158301
Shareholder Report [Line Items]
Fund Name	Glenmede Disciplined U.S. Equity Portfolio
Class Name	Institutional Class
Trading Symbol	GTLIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Glenmede Disciplined U.S. Equity Portfolio - Institutional Class (GTLIX) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.glenmedeim.com/funds/. You can also request this information by contacting us at 1-800-442-8299.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-442-8299
Additional Information Website	www.glenmedeim.com/funds/
Expenses [Text Block]

What were the Portfolio costs for the past period?

Semi-Annual Portfolio Operating Expenses (based on a hypothetical $10,000 investment)

Ticker	Costs of a hypothetical $10,000 investment	Costs paid as a percentage of a $10,000 investment
GTLIX	$32	0.66%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.66%	[2]
Material Change Date	Apr. 30, 2025
AssetsNet	$ 475,343,449
Holdings Count | Holding	95
Advisory Fees Paid, Amount	$ 1,609,574
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics (as of 4/30/2025)

PORTFOLIO STATISTICS	Fund Stats
Total Net Assets ("TNA")	$475,343,449
# of Portfolio Holdings	95
Portfolio Turnover Rate	25%
Total Advisory Fees Paid	$1,609,574

Holdings [Text Block]

Top 10 Industries (% of TNA as of 4/30/2025)

Value	Value
Software	8.5%
Semiconductors & Semiconductor Equipment	8.1%
Financial Services	5.5%
Media	4.8%
Communications Equipment	4.7%
Biotechnology	4.3%
IT Services	4.2%
Health Care Providers & Services	4.2%
Interactive Media & Services	3.4%
Banks	3.4%

Largest Holdings [Text Block]

Top 10 Holdings (% of TNA as of 4/30/2025)

Corpay, Inc.	1.9%
Dropbox, Inc., Class A	1.9%
eBay, Inc.	1.9%
CME Group, Inc.	1.9%
CRH PLC	1.9%
Alphabet, Inc., Class A	1.9%
Fox Corp., Class A	1.8%
Comcast Corp., Class A	1.8%
F5, Inc.	1.8%
Zoom Communications, Inc.	1.8%

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes of the Portfolio during the period ended April 30, 2025.

Effective February 28, 2025, the Portfolio's name has been changed from the "Glenmede Quantitative U.S. Large Cap Core Equity Portfolio" to the "Glenmede Disciplined U.S. Equity Portfolio." No other material changes to the Portfolio have occurred.

Material Fund Change Name [Text Block]

Effective February 28, 2025, the Portfolio's name has been changed from the "Glenmede Quantitative U.S. Large Cap Core Equity Portfolio" to the "Glenmede Disciplined U.S. Equity Portfolio." No other material changes to the Portfolio have occurred.

Summary of Change Legend [Text Block]	This is a summary of certain changes of the Portfolio during the period ended
C000017535
Shareholder Report [Line Items]
Fund Name	Glenmede Disciplined U.S. Growth Equity Portfolio
Class Name	Advisor Class
Trading Symbol	GTLLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Glenmede Disciplined U.S. Growth Equity Portfolio - Advisor Class (GTLLX) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.glenmedeim.com/funds/. You can also request this information by contacting us at 1-800-442-8299.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-442-8299
Additional Information Website	www.glenmedeim.com/funds/
Expenses [Text Block]

What were the Portfolio costs for the past period?

Semi-Annual Portfolio Operating Expenses (based on a hypothetical $10,000 investment)

Ticker	Costs of a hypothetical $10,000 investment	Costs paid as a percentage of a $10,000 investment
GTLLX	$42	0.85%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.85%	[3]
Material Change Date	Apr. 30, 2025
AssetsNet	$ 1,176,411,577
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 3,727,066
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics (as of 4/30/2025)

PORTFOLIO STATISTICS	Fund Stats
Total Net Assets ("TNA")	$1,176,411,577
# of Portfolio Holdings	63
Portfolio Turnover Rate	21%
Total Advisory Fees Paid	$3,727,066

Holdings [Text Block]

Top 10 Industries (% of TNA as of 4/30/2025)

Value	Value
Software	19.4%
Semiconductors & Semiconductor Equipment	12.5%
Specialty Retail	8.1%
Interactive Media & Services	7.6%
Electronic Equipment, Instruments & Components	6.0%
IT Services	5.4%
Entertainment	5.0%
Financial Services	4.8%
Biotechnology	4.3%
Building Products	2.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of TNA as of 4/30/2025)

Netflix, Inc.	3.1%
Jabil, Inc.	3.1%
Okta, Inc.	3.1%
Fortinet, Inc.	3.0%
Docusign, Inc.	3.0%
Amphenol Corp., Class A	2.9%
Trane Technologies PLC	2.9%
Microsoft Corp.	2.8%
Alphabet, Inc., Class A	2.8%
Salesforce, Inc.	2.8%

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes of the Portfolio during the period ended April 30, 2025.

Effective February 28, 2025, the Portfolio's name has been changed from the "Glenmede Quantitative U.S. Large Cap Growth Equity Portfolio" to the "Glenmede Disciplined U.S. Growth Equity Portfolio." No other material changes to the Portfolio have occurred.

Material Fund Change Name [Text Block]

Effective February 28, 2025, the Portfolio's name has been changed from the "Glenmede Quantitative U.S. Large Cap Growth Equity Portfolio" to the "Glenmede Disciplined U.S. Growth Equity Portfolio." No other material changes to the Portfolio have occurred.

Summary of Change Legend [Text Block]	This is a summary of certain changes of the Portfolio during the period ended
C000158302
Shareholder Report [Line Items]
Fund Name	Glenmede Disciplined U.S. Growth Equity Portfolio
Class Name	Institutional Class
Trading Symbol	GTILX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Glenmede Disciplined U.S. Growth Equity Portfolio - Institutional Class (GTILX) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.glenmedeim.com/funds/. You can also request this information by contacting us at 1-800-442-8299.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-442-8299
Additional Information Website	www.glenmedeim.com/funds/
Expenses [Text Block]

What were the Portfolio costs for the past period?

Semi-Annual Portfolio Operating Expenses (based on a hypothetical $10,000 investment)

Ticker	Costs of a hypothetical $10,000 investment	Costs paid as a percentage of a $10,000 investment
GTILX	$32	0.65%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.65%	[4]
Material Change Date	Apr. 30, 2025
AssetsNet	$ 1,176,411,577
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 3,727,066
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics (as of 4/30/2025)

PORTFOLIO STATISTICS	Fund Stats
Total Net Assets ("TNA")	$1,176,411,577
# of Portfolio Holdings	63
Portfolio Turnover Rate	21%
Total Advisory Fees Paid	$3,727,066

Holdings [Text Block]

Top 10 Industries (% of TNA as of 4/30/2025)

Value	Value
Software	19.4%
Semiconductors & Semiconductor Equipment	12.5%
Specialty Retail	8.1%
Interactive Media & Services	7.6%
Electronic Equipment, Instruments & Components	6.0%
IT Services	5.4%
Entertainment	5.0%
Financial Services	4.8%
Biotechnology	4.3%
Building Products	2.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of TNA as of 4/30/2025)

Netflix, Inc.	3.1%
Jabil, Inc.	3.1%
Okta, Inc.	3.1%
Fortinet, Inc.	3.0%
Docusign, Inc.	3.0%
Amphenol Corp., Class A	2.9%
Trane Technologies PLC	2.9%
Microsoft Corp.	2.8%
Alphabet, Inc., Class A	2.8%
Salesforce, Inc.	2.8%

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes of the Portfolio during the period ended April 30, 2025.

Effective February 28, 2025, the Portfolio's name has been changed from the "Glenmede Quantitative U.S. Large Cap Growth Equity Portfolio" to the "Glenmede Disciplined U.S. Growth Equity Portfolio." No other material changes to the Portfolio have occurred.

Material Fund Change Name [Text Block]

Effective February 28, 2025, the Portfolio's name has been changed from the "Glenmede Quantitative U.S. Large Cap Growth Equity Portfolio" to the "Glenmede Disciplined U.S. Growth Equity Portfolio." No other material changes to the Portfolio have occurred.

Summary of Change Legend [Text Block]	This is a summary of certain changes of the Portfolio during the period ended
C000035926
Shareholder Report [Line Items]
Fund Name	Glenmede Long/Short Equity Portfolio
Class Name	Advisor Class
Trading Symbol	GTAPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Glenmede Long/Short Equity Portfolio - Advisor Class (GTAPX) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.glenmedeim.com/funds/. You can also request this information by contacting us at 1-800-442-8299.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-442-8299
Additional Information Website	www.glenmedeim.com/funds/
Expenses [Text Block]

What were the Portfolio costs for the past period?

Semi-Annual Portfolio Operating Expenses (based on a hypothetical $10,000 investment)

Ticker	Costs of a hypothetical $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment*
GTAPX	$130	2.58%Footnote Reference†
Footnote	Description
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.
Footnote†	Annualized

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	2.58%	[5]
Material Change Date	Apr. 30, 2025
AssetsNet	$ 44,034,967
Holdings Count | Holding	169
Advisory Fees Paid, Amount	$ 161,598
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics (as of 4/30/2025)

PORTFOLIO STATISTICS	Fund Stats
Total Net Assets ("TNA")	$44,034,967
# of Portfolio Holdings	169
Portfolio Turnover Rate	51%
Total Advisory Fees Paid	$161,598

Holdings [Text Block]

Top 10 Industries (% of TNA as of 4/30/2025)

Value	Value
IT Services	5.4%
Specialty Retail	4.5%
Financial Services	4.5%
Diversified Consumer Services	4.1%
Machinery	4.0%
Capital Markets	3.9%
Media	3.5%
Construction & Engineering	3.3%
Professional Services	3.1%
Electronic Equipment, Instruments & Components	3.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of TNA as of 4/30/2025)

eBay, Inc.	2.1%
Stride, Inc.	2.1%
Adtalem Global Education, Inc.	2.0%
MGIC Investment Corp.	2.0%
Unum Group	2.0%
Genpact Ltd.	2.0%
Sanmina Corp.	1.8%
Reliance, Inc.	1.8%
Amdocs Ltd.	1.8%
NiSource, Inc.	1.7%

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes of the Portfolio during the period ended April 30, 2025.

Effective February 28, 2025, the Portfolio's name has been changed from the "Glenmede Quantitative U.S. Long/Short Equity Portfolio" to the "Glenmede Long/Short Equity Portfolio." No other material changes to the Portfolio have occurred.

Material Fund Change Name [Text Block]

Effective February 28, 2025, the Portfolio's name has been changed from the "Glenmede Quantitative U.S. Long/Short Equity Portfolio" to the "Glenmede Long/Short Equity Portfolio." No other material changes to the Portfolio have occurred.

Summary of Change Legend [Text Block]	This is a summary of certain changes of the Portfolio during the period ended
C000211480
Shareholder Report [Line Items]
Fund Name	Glenmede Long/Short Equity Portfolio
Class Name	Institutional Class
Trading Symbol	GTLSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Glenmede Long/Short Equity Portfolio - Institutional Class (GTLSX) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.glenmedeim.com/funds/. You can also request this information by contacting us at 1-800-442-8299.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-442-8299
Additional Information Website	www.glenmedeim.com/funds/
Expenses [Text Block]

What were the Portfolio costs for the past period?

Semi-Annual Portfolio Operating Expenses (based on a hypothetical $10,000 investment)

Ticker	Costs of a hypothetical $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment*
GTLSX	$120	2.38%Footnote Reference†
Footnote	Description
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.
Footnote†	Annualized

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	2.38%	[6]
Material Change Date	Apr. 30, 2025
AssetsNet	$ 44,034,967
Holdings Count | Holding	169
Advisory Fees Paid, Amount	$ 161,598
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics (as of 4/30/2025)

PORTFOLIO STATISTICS	Fund Stats
Total Net Assets ("TNA")	$44,034,967
# of Portfolio Holdings	169
Portfolio Turnover Rate	51%
Total Advisory Fees Paid	$161,598

Holdings [Text Block]

Top 10 Industries (% of TNA as of 4/30/2025)

Value	Value
IT Services	5.4%
Specialty Retail	4.5%
Financial Services	4.5%
Diversified Consumer Services	4.1%
Machinery	4.0%
Capital Markets	3.9%
Media	3.5%
Construction & Engineering	3.3%
Professional Services	3.1%
Electronic Equipment, Instruments & Components	3.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of TNA as of 4/30/2025)

eBay, Inc.	2.1%
Stride, Inc.	2.1%
Adtalem Global Education, Inc.	2.0%
MGIC Investment Corp.	2.0%
Unum Group	2.0%
Genpact Ltd.	2.0%
Sanmina Corp.	1.8%
Reliance, Inc.	1.8%
Amdocs Ltd.	1.8%
NiSource, Inc.	1.7%

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes of the Portfolio during the period ended April 30, 2025.

Effective February 28, 2025, the Portfolio's name has been changed from the "Glenmede Quantitative U.S. Long/Short Equity Portfolio" to the "Glenmede Long/Short Equity Portfolio." No other material changes to the Portfolio have occurred.

Material Fund Change Name [Text Block]

Effective February 28, 2025, the Portfolio's name has been changed from the "Glenmede Quantitative U.S. Long/Short Equity Portfolio" to the "Glenmede Long/Short Equity Portfolio." No other material changes to the Portfolio have occurred.

Summary of Change Legend [Text Block]	This is a summary of certain changes of the Portfolio during the period ended
C000035927
Shareholder Report [Line Items]
Fund Name	Glenmede Total Market Plus Equity Portfolio
Class Name	Advisor Class
Trading Symbol	GTTMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Glenmede Total Market Plus Equity Portfolio - Advisor Class (GTTMX) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.glenmedeim.com/funds/. You can also request this information by contacting us at 1-800-442-8299.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-442-8299
Additional Information Website	www.glenmedeim.com/funds/
Expenses [Text Block]

What were the Portfolio costs for the past period?

Semi-Annual Portfolio Operating Expenses (based on a hypothetical $10,000 investment)

Ticker	Costs of a hypothetical $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment*
GTTMX	$103	2.08%Footnote Reference†
Footnote	Description
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.
Footnote†	Annualized

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	2.08%	[7]
Material Change Date	Apr. 30, 2025
AssetsNet	$ 28,810,498
Holdings Count | Holding	164
Advisory Fees Paid, Amount	$ 111,924
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics (as of 4/30/2025)

PORTFOLIO STATISTICS	Fund Stats
Total Net Assets ("TNA")	$28,810,498
# of Portfolio Holdings	164
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$111,924

Holdings [Text Block]

Top 10 Industries (% of TNA as of 4/30/2025)

Value	Value
Semiconductors & Semiconductor Equipment	8.2%
IT Services	7.3%
Media	6.9%
Financial Services	6.5%
Biotechnology	6.3%
Specialty Retail	6.1%
Machinery	5.5%
Capital Markets	5.2%
Software	4.8%
Banks	4.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of TNA as of 4/30/2025)

Catalyst Pharmaceuticals, Inc.	2.7%
Genpact Ltd.	2.6%
MGIC Investment Corp.	2.6%
eBay, Inc.	2.6%
Merit Medical Systems, Inc.	2.6%
Unum Group	2.6%
F5, Inc.	2.6%
Sanmina Corp.	2.6%
NiSource, Inc.	2.5%
Amdocs Ltd.	2.5%

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes of the Portfolio during the period ended April 30, 2025.

Effective February 28, 2025, the Portfolio's name has been changed from the "Glenmede Quantitative U.S. Total Market Equity Portfolio" to the "Glenmede Total Market Plus Equity Portfolio." No other material changes to the Portfolio have occurred.

Material Fund Change Name [Text Block]

Effective February 28, 2025, the Portfolio's name has been changed from the "Glenmede Quantitative U.S. Total Market Equity Portfolio" to the "Glenmede Total Market Plus Equity Portfolio." No other material changes to the Portfolio have occurred.

Summary of Change Legend [Text Block]	This is a summary of certain changes of the Portfolio during the period ended
C000017538
Shareholder Report [Line Items]
Fund Name	Glenmede Small Cap Equity Portfolio
Class Name	Advisor Class
Trading Symbol	GTCSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Glenmede Small Cap Equity Portfolio - Advisor Class (GTCSX) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.glenmedeim.com/funds/. You can also request this information by contacting us at 1-800-442-8299.
Additional Information Phone Number	1-800-442-8299
Additional Information Website	www.glenmedeim.com/funds/
Expenses [Text Block]

What were the Portfolio costs for the past period?

Semi-Annual Portfolio Operating Expenses (based on a hypothetical $10,000 investment)

Ticker	Costs of a hypothetical $10,000 investment	Costs paid as a percentage of a $10,000 investment
GTCSX	$42	0.91%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.91%	[8]
AssetsNet	$ 1,039,232,702
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 3,379,174
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics (as of 4/30/2025)

PORTFOLIO STATISTICS	Fund Stats
Total Net Assets ("TNA")	$1,039,232,702
# of Portfolio Holdings	89
Portfolio Turnover Rate	16%
Total Advisory Fees Paid	$3,379,174

Holdings [Text Block]

Top 10 Industries (% of TNA as of 4/30/2025)

Value	Value
Banks	11.3%
Software	7.1%
Capital Markets	4.9%
Specialty Retail	4.4%
Professional Services	4.3%
Biotechnology	3.9%
Oil, Gas & Consumable Fuels	3.8%
Health Care Equipment & Supplies	3.3%
Construction & Engineering	3.0%
IT Services	3.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of TNA as of 4/30/2025)

Prestige Consumer Healthcare, Inc.	1.9%
CACI International, Inc., Class A	1.9%
Western Alliance Bancorp	1.8%
HealthEquity, Inc.	1.7%
Dycom Industries, Inc.	1.7%
Stifel Financial Corp.	1.6%
Halozyme Therapeutics, Inc.	1.6%
Ameris Bancorp	1.6%
WESCO International, Inc.	1.6%
Valvoline, Inc.	1.5%

Material Fund Change [Text Block]
C000017539
Shareholder Report [Line Items]
Fund Name	Glenmede Small Cap Equity Portfolio
Class Name	Institutional Class
Trading Symbol	GTSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Glenmede Small Cap Equity Portfolio - Institutional Class (GTSCX) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.glenmedeim.com/funds/. You can also request this information by contacting us at 1-800-442-8299.
Additional Information Phone Number	1-800-442-8299
Additional Information Website	www.glenmedeim.com/funds/
Expenses [Text Block]

What were the Portfolio costs for the past period?

Semi-Annual Portfolio Operating Expenses (based on a hypothetical $10,000 investment)

Ticker	Costs of a hypothetical $10,000 investment	Costs paid as a percentage of a $10,000 investment
GTSCX	$33	0.71%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.71%	[9]
AssetsNet	$ 1,039,232,702
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 3,379,174
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics (as of 4/30/2025)

PORTFOLIO STATISTICS	Fund Stats
Total Net Assets ("TNA")	$1,039,232,702
# of Portfolio Holdings	89
Portfolio Turnover Rate	16%
Total Advisory Fees Paid	$3,379,174

Holdings [Text Block]

Top 10 Industries (% of TNA as of 4/30/2025)

Value	Value
Banks	11.3%
Software	7.1%
Capital Markets	4.9%
Specialty Retail	4.4%
Professional Services	4.3%
Biotechnology	3.9%
Oil, Gas & Consumable Fuels	3.8%
Health Care Equipment & Supplies	3.3%
Construction & Engineering	3.0%
IT Services	3.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of TNA as of 4/30/2025)

Prestige Consumer Healthcare, Inc.	1.9%
CACI International, Inc., Class A	1.9%
Western Alliance Bancorp	1.8%
HealthEquity, Inc.	1.7%
Dycom Industries, Inc.	1.7%
Stifel Financial Corp.	1.6%
Halozyme Therapeutics, Inc.	1.6%
Ameris Bancorp	1.6%
WESCO International, Inc.	1.6%
Valvoline, Inc.	1.5%

Material Fund Change [Text Block]
C000017540
Shareholder Report [Line Items]
Fund Name	Glenmede Strategic Equity Portfolio
Class Name	Advisor Class
Trading Symbol	GTCEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Glenmede Strategic Equity Portfolio - Advisor Class (GTCEX) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.glenmedeim.com/funds/. You can also request this information by contacting us at 1-800-442-8299.
Additional Information Phone Number	1-800-442-8299
Additional Information Website	www.glenmedeim.com/funds/
Expenses [Text Block]

What were the Portfolio costs for the past period?

Semi-Annual Portfolio Operating Expenses (based on a hypothetical $10,000 investment)

Ticker	Costs of a hypothetical $10,000 investment	Costs paid as a percentage of a $10,000 investment
GTCEX	$43	0.88%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.88%	[10]
AssetsNet	$ 152,008,319
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 469,435
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics (as of 4/30/2025)

PORTFOLIO STATISTICS	Fund Stats
Total Net Assets ("TNA")	$152,008,319
# of Portfolio Holdings	41
Portfolio Turnover Rate	5%
Total Advisory Fees Paid	$469,435

Holdings [Text Block]

Top 10 Industries (% of TNA as of 4/30/2025)

Value	Value
Software	10.8%
Hotels, Restaurants & Leisure	6.4%
Financial Services	6.2%
Interactive Media & Services	6.0%
Specialty Retail	5.3%
Banks	5.3%
Technology Hardware, Storage & Peripherals	4.5%
Electronic Equipment, Instruments & Components	4.4%
Life Sciences Tools & Services	4.3%
Health Care Providers & Services	4.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of TNA as of 4/30/2025)

Alphabet, Inc., Class C	6.0%
Microsoft Corp.	5.4%
Mastercard, Inc., Class A	4.8%
Apple, Inc.	4.5%
Amphenol Corp., Class A	4.4%
Booking Holdings, Inc.	4.3%
JPMorgan Chase & Co.	3.2%
Martin Marietta Materials, Inc.	2.9%
Oracle Corp.	2.8%
Cisco Systems, Inc.	2.7%

Material Fund Change [Text Block]
C000164152
Shareholder Report [Line Items]
Fund Name	Glenmede Women in Leadership U.S. Equity Portfolio
Class Name	Advisor Class
Trading Symbol	GWILX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Glenmede Women in Leadership U.S. Equity Portfolio - Advisor Class (GWILX) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.glenmedeim.com/funds/. You can also request this information by contacting us at 1-800-442-8299.
Additional Information Phone Number	1-800-442-8299
Additional Information Website	www.glenmedeim.com/funds/
Expenses [Text Block]

What were the Portfolio costs for the past period?

Semi-Annual Portfolio Operating Expenses (based on a hypothetical $10,000 investment)

Ticker	Costs of a hypothetical $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment*
GWILX	$41	0.85%Footnote Reference†
Footnote	Description
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.
Footnote†	Annualized

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.85%	[11]
AssetsNet	$ 19,742,155
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 20,229
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics (as of 4/30/2025)

PORTFOLIO STATISTICS	Fund Stats
Total Net Assets ("TNA")	$19,742,155
# of Portfolio Holdings	67
Portfolio Turnover Rate	51%
Total Advisory Fees Paid	$20,229

Holdings [Text Block]

Top 10 Industries (% of TNA as of 4/30/2025)

Value	Value
Software	11.0%
Financial Services	6.2%
Semiconductors & Semiconductor Equipment	5.9%
Biotechnology	5.0%
Technology Hardware, Storage & Peripherals	5.0%
Building Products	4.2%
Communications Equipment	4.0%
Interactive Media & Services	3.9%
Health Care Providers & Services	3.6%
Banks	3.5%

Largest Holdings [Text Block]

Top 10 Holdings (% of TNA as of 4/30/2025)

eBay, Inc.	3.5%
Trane Technologies PLC	3.3%
Zoom Communications, Inc.	2.8%
QUALCOMM, Inc.	2.7%
Gilead Sciences, Inc.	2.6%
HP, Inc.	2.5%
TJX Cos., Inc.	2.5%
Genpact Ltd.	2.5%
Hewlett Packard Enterprise Co.	2.5%
Lam Research Corp.	2.4%

Material Fund Change [Text Block]
C000164151
Shareholder Report [Line Items]
Fund Name	Glenmede Environmental Accountability Portfolio
Class Name	Advisor Class
Trading Symbol	RESGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Glenmede Environmental Accountability Portfolio - Advisor Class (RESGX) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.glenmedeim.com/funds/. You can also request this information by contacting us at 1-800-442-8299.
Additional Information Phone Number	1-800-442-8299
Additional Information Website	www.glenmedeim.com/funds/
Expenses [Text Block]

What were the Portfolio costs for the past period?

Semi-Annual Portfolio Operating Expenses (based on a hypothetical $10,000 investment)

Ticker	Costs of a hypothetical $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment*
RESGX	$41	0.85%Footnote Reference†
Footnote	Description
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.
Footnote†	Annualized

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.85%	[12]
AssetsNet	$ 21,028,219
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 10,454
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics (as of 4/30/2025)

PORTFOLIO STATISTICS	Fund Stats
Total Net Assets ("TNA")	$21,028,219
# of Portfolio Holdings	84
Portfolio Turnover Rate	41%
Total Advisory Fees Paid	$10,454

Holdings [Text Block]

Top 10 Industries (% of TNA as of 4/30/2025)

Value	Value
Software	9.5%
Semiconductors & Semiconductor Equipment	8.4%
Capital Markets	4.8%
Financial Services	4.4%
Specialty Retail	4.3%
Interactive Media & Services	4.3%
Health Care Providers & Services	3.7%
Banks	3.6%
IT Services	3.6%
Media	3.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of TNA as of 4/30/2025)

TJX Cos., Inc.	2.4%
CME Group, Inc.	2.4%
CBRE Group, Inc., Class A	2.3%
Citigroup, Inc.	2.3%
Zoom Communications, Inc.	2.2%
Dropbox, Inc., Class A	2.1%
Alphabet, Inc., Class A	2.0%
CRH PLC	2.0%
Twilio, Inc., Class A	2.0%
Baker Hughes Co.	1.9%

Material Fund Change [Text Block]
C000176162
Shareholder Report [Line Items]
Fund Name	Glenmede Equity Income Portfolio
Class Name	Advisor Class
Trading Symbol	GEQIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Glenmede Equity Income Portfolio - Advisor Class (GEQIX) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.glenmedeim.com/funds/. You can also request this information by contacting us at 1-800-442-8299.
Additional Information Phone Number	1-800-442-8299
Additional Information Website	www.glenmedeim.com/funds/
Expenses [Text Block]

What were the Portfolio costs for the past period?

Semi-Annual Portfolio Operating Expenses (based on a hypothetical $10,000 investment)

Ticker	Costs of a hypothetical $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment*
GEQIX	$41	0.85%Footnote Reference†
Footnote	Description
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.
Footnote†	Annualized

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.85%	[13]
AssetsNet	$ 13,854,577
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 18,005
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics (as of 4/30/2025)

PORTFOLIO STATISTICS	Fund Stats
Total Net Assets ("TNA")	$13,854,577
# of Portfolio Holdings	47
Portfolio Turnover Rate	8%
Total Advisory Fees Paid	$18,005

Holdings [Text Block]

Top 10 Industries (% of TNA as of 4/30/2025)

Value	Value
Capital Markets	9.1%
Health Care Equipment & Supplies	6.7%
Banks	5.4%
Insurance	5.2%
Hotels, Restaurants & Leisure	4.5%
Chemicals	4.3%
Machinery	4.2%
Oil, Gas & Consumable Fuels	3.7%
Pharmaceuticals	3.5%
Specialty Retail	3.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of TNA as of 4/30/2025)

JPMorgan Chase & Co.	3.6%
Allstate Corp.	3.4%
Fidelity National Information Services, Inc.	3.0%
DTE Energy Co.	3.0%
Cisco Systems, Inc.	2.9%
Quest Diagnostics, Inc.	2.9%
McDonald's Corp.	2.8%
Abbott Laboratories	2.7%
Exelon Corp.	2.6%
RTX Corp.	2.7%

Material Fund Change [Text Block]
C000017533
Shareholder Report [Line Items]
Fund Name	Glenmede Disciplined International Equity Portfolio
Class Name	Advisor Class
Trading Symbol	GTCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Glenmede Disciplined International Equity Portfolio - Advisor Class (GTCIX) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.glenmedeim.com/funds/. You can also request this information by contacting us at 1-800-442-8299.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-442-8299
Additional Information Website	www.glenmedeim.com/funds/
Expenses [Text Block]

What were the Portfolio costs for the past period?

Semi-Annual Portfolio Operating Expenses (based on a hypothetical $10,000 investment)

Ticker	Costs of a hypothetical $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
GTCIX	$52	1.00%Footnote Reference†
Footnote	Description
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.
Footnote†	Annualized

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.00%	[14]
Material Change Date	Apr. 30, 2025
AssetsNet	$ 35,227,018
Holdings Count | Holding	96
Advisory Fees Paid, Amount	$ 35,280
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics (as of 4/30/2025)

PORTFOLIO STATISTICS	Fund Stats
Total Net Assets ("TNA")	$35,227,018
# of Portfolio Holdings	96
Portfolio Turnover Rate	51%
Total Advisory Fees Paid	$35,280

Holdings [Text Block]

Country Composition (% of TNA as of 4/30/2025)

Value	Value
Short-Term Investments	0.5%
Belgium	0.8%
Sweden	0.8%
Luxembourg	1.0%
Finland	1.0%
Italy	1.5%
Hong Kong	1.8%
Netherlands	2.2%
Singapore	2.4%
United States	3.4%
Australia	3.6%
Denmark	3.7%
Switzerland	5.6%
Spain	6.4%
France	8.4%
Germany	9.5%
Canada	11.6%
United Kingdom	14.2%
Japan	19.7%

Largest Holdings [Text Block]

Top 10 Holdings (% of TNA as of 4/30/2025)

Lloyds Banking Group PLC	1.8%
Deutsche Bank AG	1.7%
Roche Holding AG	1.6%
Cie de Saint-Gobain SA	1.6%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1.5%
British American Tobacco PLC	1.5%
HSBC Holdings PLC	1.5%
Novartis AG	1.5%
Shionogi & Co. Ltd.	1.5%
Genmab AS	1.5%

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes of the Portfolio during the period ended April 30, 2025.

Effective February 28, 2025, the Portfolio's name has been changed from the "Glenmede Quantitative International Equity Portfolio" to the "Glenmede Disciplined International Equity Portfolio." No other material changes to the Portfolio have occurred.

Material Fund Change Name [Text Block]

Effective February 28, 2025, the Portfolio's name has been changed from the "Glenmede Quantitative International Equity Portfolio" to the "Glenmede Disciplined International Equity Portfolio." No other material changes to the Portfolio have occurred.

Summary of Change Legend [Text Block]	This is a summary of certain changes of the Portfolio during the period ended
C000195215
Shareholder Report [Line Items]
Fund Name	Glenmede Disciplined U.S. Value Equity Portfolio
Class Name	Advisor Class
Trading Symbol	GQLVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Glenmede Disciplined U.S. Value Equity Portfolio - Advisor Class (GQLVX) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.glenmedeim.com/funds/. You can also request this information by contacting us at 1-800-442-8299.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-442-8299
Additional Information Website	www.glenmedeim.com/funds/
Expenses [Text Block]

What were the Portfolio costs for the past period?

Semi-Annual Portfolio Operating Expenses (based on a hypothetical $10,000 investment)

Ticker	Costs of a hypothetical $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment*
GQLVX	$41	0.85%Footnote Reference†
Footnote	Description
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.
Footnote†	Annualized

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.85%	[15]
Material Change Date	Apr. 30, 2025
AssetsNet	$ 1,986,480
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 0	[16]
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics (as of 4/30/2025)

Footnote	Description
Footnote*	The Advisor has contractually agreed to waive its fees and/or reimburse expenses to the extent that the Portfolio’s annual total operating expenses exceed 0.85% of the Portfolio’s average daily net assets (excluding Acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes). These waivers and/or reimbursements will remain until at least February 28, 2026 and may be discontinued any time thereafter.
PORTFOLIO STATISTICS	Fund Stats
Total Net Assets ("TNA")	$1,986,480
# of Portfolio Holdings	91
Portfolio Turnover Rate	45%
Total Advisory Fees Paid	$0Footnote Reference*

Holdings [Text Block]

Sector Diversification (% of TNA as of 4/30/2025)

Value	Value
Financials	23.8%
Health Care	17.0%
Information Technology	14.6%
Industrials	12.3%
Consumer Discretionary	8.8%
Energy	7.8%
Consumer Staples	5.5%
Utilities	4.3%
Materials	3.8%
Real Estate	1.7%
Short-Term Investments	0.7%

Largest Holdings [Text Block]

Top 10 Holdings (% of TNA as of 4/30/2025)

CME Group, Inc.	2.8%
Exelon Corp.	2.6%
eBay, Inc.	2.4%
Citigroup, Inc.	2.3%
Centene Corp.	2.2%
Zoom Communications, Inc.	2.2%
U.S. Bancorp	2.1%
Bristol-Myers Squibb Co.	2.1%
PayPal Holdings, Inc.	2.0%
Pfizer, Inc.	2.0%

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes of the Portfolio during the period ended April 30, 2025.

Effective February 28, 2025, the Portfolio's name has been changed from the "Glenmede Quantitative U.S. Large Cap Value Equity Portfolio" to the "Glenmede Disciplined U.S. Value Equity Portfolio." No other material changes to the Portfolio have occurred.

Material Fund Change Name [Text Block]

Effective February 28, 2025, the Portfolio's name has been changed from the "Glenmede Quantitative U.S. Large Cap Value Equity Portfolio" to the "Glenmede Disciplined U.S. Value Equity Portfolio." No other material changes to the Portfolio have occurred.

Summary of Change Legend [Text Block]	This is a summary of certain changes of the Portfolio during the period ended
C000195216
Shareholder Report [Line Items]
Fund Name	Glenmede Disciplined U.S. Small Cap Equity Portfolio
Class Name	Advisor Class
Trading Symbol	GQSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Glenmede Disciplined U.S. Small Cap Equity Portfolio - Advisor Class (GQSCX) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.glenmedeim.com/funds/. You can also request this information by contacting us at 1-800-442-8299.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-442-8299
Additional Information Website	www.glenmedeim.com/funds/
Expenses [Text Block]

What were the Portfolio costs for the past period?

Semi-Annual Portfolio Operating Expenses (based on a hypothetical $10,000 investment)

Ticker	Costs of a hypothetical $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment*
GQSCX	$40	0.85%Footnote Reference†
Footnote	Description
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.
Footnote†	Annualized

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.85%	[17]
Material Change Date	Apr. 30, 2025
AssetsNet	$ 1,904,154
Holdings Count | Holding	133
Advisory Fees Paid, Amount	$ 0	[18]
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics (as of 4/30/2025)

Footnote	Description
Footnote*	The Advisor has contractually agreed to waive its fees and/or reimburse expenses to the extent that the Portfolio’s annual total operating expenses exceed 0.85% of the Portfolio’s average daily net assets (excluding Acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes). These waivers and/or reimbursements will remain until at least February 28, 2026 and may be discontinued any time thereafter.
PORTFOLIO STATISTICS	Fund Stats
Total Net Assets ("TNA")	$1,904,154
# of Portfolio Holdings	133
Portfolio Turnover Rate	48%
Total Advisory Fees Paid	$0Footnote Reference*

Holdings [Text Block]

Sector Diversification (% of TNA as of 4/30/2025)

Value	Value
Financials	20.5%
Health Care	19.1%
Industrials	17.2%
Information Technology	12.8%
Consumer Discretionary	10.1%
Energy	6.7%
Real Estate	4.5%
Short-Term Investments	3.6%
Materials	3.3%
Utilities	2.9%
Consumer Staples	1.3%
Communication Services	0.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of TNA as of 4/30/2025)

Pacira BioSciences, Inc.	1.9%
Adtalem Global Education, Inc.	1.7%
EZCORP, Inc., Class A	1.5%
Mueller Water Products, Inc., Class A	1.3%
CareDx, Inc.	1.3%
Excelerate Energy, Inc., Class A	1.3%
Teekay Tankers Ltd., Class A	1.3%
DNOW, Inc.	1.2%
Relay Therapeutics, Inc.	1.2%
Hamilton Insurance Group Ltd., Class B	1.1%

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes of the Portfolio during the period ended April 30, 2025.

Effective February 28, 2025, the Portfolio's name has been changed from the "Glenmede Disciplined U.S. Small Cap Equity Portfolio" to the "Glenmede Disciplined U.S. Small Cap Equity Portfolio." No other material changes to the Portfolio have occurred.

Material Fund Change Name [Text Block]

Effective February 28, 2025, the Portfolio's name has been changed from the "Glenmede Disciplined U.S. Small Cap Equity Portfolio" to the "Glenmede Disciplined U.S. Small Cap Equity Portfolio." No other material changes to the Portfolio have occurred.

Summary of Change Legend [Text Block]	This is a summary of certain changes of the Portfolio during the period ended
C000118430
Shareholder Report [Line Items]
Fund Name	Glenmede Global Secured Options Portfolio
Class Name	Advisor Class
Trading Symbol	NOVIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Glenmede Global Secured Options Portfolio - Advisor Class (NOVIX) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.glenmedeim.com/funds/. You can also request this information by contacting us at 1-800-442-8299.
Additional Information Phone Number	1-800-442-8299
Additional Information Website	www.glenmedeim.com/funds/
Expenses [Text Block]

What were the Portfolio costs for the past period?

Semi-Annual Portfolio Operating Expenses (based on a hypothetical $10,000 investment)

Ticker	Costs of a hypothetical $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
NOVIX	$52	1.03%Footnote Reference†
Footnote	Description
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.
Footnote†	Annualized

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.03%	[19]
AssetsNet	$ 12,647,351
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 13,159
InvestmentCompanyPortfolioTurnover	83.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics (as of 4/30/2025)

PORTFOLIO STATISTICS	Fund Stats
Total Net Assets ("TNA")	$12,647,351
# of Portfolio Holdings	11
Portfolio Turnover Rate	83%
Total Advisory Fees Paid	$13,159

Holdings [Text Block]	Sector Diversification (% of TNA as of 4/30/2025)
Value	Value
Purchased Options	58.5%
Exchange-Traded Funds	42.0%
U.S. Treasury Bill	3.4%
Repurchase Agreement	0.3%

Material Fund Change [Text Block]
C000090298
Shareholder Report [Line Items]
Fund Name	Glenmede Secured Options Portfolio
Class Name	Advisor Class
Trading Symbol	GTSOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Glenmede Secured Options Portfolio - Advisor Class (GTSOX) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.glenmedeim.com/funds/. You can also request this information by contacting us at 1-800-442-8299.
Additional Information Phone Number	1-800-442-8299
Additional Information Website	www.glenmedeim.com/funds/
Expenses [Text Block]

What were the Portfolio costs for the past period?

Semi-Annual Portfolio Operating Expenses (based on a hypothetical $10,000 investment)

Ticker	Costs of a hypothetical $10,000 investment	Costs paid as a percentage of a $10,000 investment
GTSOX	$43	0.87%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.87%	[20]
AssetsNet	$ 509,678,691
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 1,616,249
InvestmentCompanyPortfolioTurnover	0.00%	[21]
Additional Fund Statistics [Text Block]

Key Portfolio Statistics (as of 4/30/2025)

Footnote	Description
Footnote[1]	Trading activity in the Portfolio during the period was short term and is excluded for portfolio turnover calculations resulting in zero portfolio turnover percentage.
PORTFOLIO STATISTICS	Fund Stats
Total Net Assets ("TNA")	$509,678,691
# of Portfolio Holdings	13
Portfolio Turnover Rate	0%Footnote Reference1
Total Advisory Fees Paid	$1,616,249

Holdings [Text Block]	Sector Diversification (% of TNA as of 4/30/2025)
Value	Value
Purchased Options	83.5%
U.S. Treasury Bills	15.8%
Exchange-Traded Funds	5.4%
Repurchase Agreement	0.9%

Material Fund Change [Text Block]
C000173616
Shareholder Report [Line Items]
Fund Name	Glenmede Secured Options Portfolio
Class Name	Institutional Class
Trading Symbol	GLSOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Glenmede Secured Options Portfolio - Institutional Class (GLSOX) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.glenmedeim.com/funds/. You can also request this information by contacting us at 1-800-442-8299.
Additional Information Phone Number	1-800-442-8299
Additional Information Website	www.glenmedeim.com/funds/
Expenses [Text Block]

What were the Portfolio costs for the past period?

Semi-Annual Portfolio Operating Expenses (based on a hypothetical $10,000 investment)

Ticker	Costs of a hypothetical $10,000 investment	Costs paid as a percentage of a $10,000 investment
GLSOX	$33	0.67%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.67%	[22]
AssetsNet	$ 509,678,691
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 1,616,249
InvestmentCompanyPortfolioTurnover	0.00%	[23]
Additional Fund Statistics [Text Block]

Key Portfolio Statistics (as of 4/30/2025)

Footnote	Description
Footnote[1]	Trading activity in the Portfolio during the period was short term and is excluded for portfolio turnover calculations resulting in zero portfolio turnover percentage.
PORTFOLIO STATISTICS	Fund Stats
Total Net Assets ("TNA")	$509,678,691
# of Portfolio Holdings	13
Portfolio Turnover Rate	0%Footnote Reference1
Total Advisory Fees Paid	$1,616,249

Holdings [Text Block]	Sector Diversification (% of TNA as of 4/30/2025)
Value	Value
Purchased Options	83.5%
U.S. Treasury Bills	15.8%
Exchange-Traded Funds	5.4%
Repurchase Agreement	0.9%

Material Fund Change [Text Block]

[1]	Annualized
[2]	Annualized
[3]	Annualized
[4]	Annualized
[5]	Annualized
[6]	Annualized
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[8]	Annualized
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[11]	Annualized
[12]	Annualized
[13]	Annualized
[14]	Annualized
[15]	Annualized
[16]	The Advisor has contractually agreed to waive its fees and/or reimburse expenses to the extent that the Portfolio’s annual total operating expenses exceed 0.85% of the Portfolio’s average daily net assets (excluding Acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes). These waivers and/or reimbursements will remain until at least February 28, 2026 and may be discontinued any time thereafter.
[17]	Annualized
[18]	The Advisor has contractually agreed to waive its fees and/or reimburse expenses to the extent that the Portfolio’s annual total operating expenses exceed 0.85% of the Portfolio’s average daily net assets (excluding Acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes). These waivers and/or reimbursements will remain until at least February 28, 2026 and may be discontinued any time thereafter.
[19]	Annualized
[20]	Annualized
[21]	Trading activity in the Portfolio during the period was short term and is excluded for portfolio turnover calculations resulting in zero portfolio turnover percentage.
[22]	Annualized
[23]	Trading activity in the Portfolio during the period was short term and is excluded for portfolio turnover calculations resulting in zero portfolio turnover percentage.